UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds

(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
FBR Capital Markets, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

           Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

           A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments
January 31, 2009 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 88.7%
	Consumer Discretionary — 5.3%
2,600	American Eagle Outfitters, Inc.	$23,426
650	Apollo Group, Inc., Class A*	52,949
1,600	Kohl’s Corp.*	58,736
4,000	Lowe’s Companies, Inc.	73,080
2,000	Target Corp.	62,400
3,825	The Gap, Inc.	43,146
1,000	Tiffany & Co.	20,750

		334,487

	Consumer Staples — 13.9%
950	Brown-Forman Corp., Class B	43,140
800	Bunge Ltd.	34,352
1,950	Campbell Soup Co.	59,222
1,475	Colgate-Palmolive Co.	95,934
1,400	Kellogg Co.	61,166
2,950	The Coca-Cola Co.	126,024
1,200	The Hershey Co.	44,736
102	The J.M. Smucker Co.	4,605
1,512	The Procter & Gamble Co.	82,404
4,400	Unilever PLC ADR	96,448
4,900	Walgreen Co.	134,308
1,850	Wal-Mart Stores, Inc.	87,172

		869,511

	Energy — 10.4%
1,177	Apache Corp.	88,275
1,750	ConocoPhillips	83,178
800	Exxon Mobil Corp.	61,184
1,600	Newfield Exploration Co.*	30,704
1,885	Occidental Petroleum Corp.	102,826
400	Patriot Coal Corp.*	2,052
3,600	Petro-Canada	77,724
300	PetroChina Company Ltd. ADR	22,131
1,000	Pioneer Natural Resources Co.	14,640
1,498	Royal Dutch Shell PLC, Class A ADR	73,747
3,900	Valero Energy Corp.	94,068

		650,529

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Financials — 13.9%
1,350	ACE Ltd.	$58,941
250	Fairfax Financial Holdings Ltd.	81,420
1,125	Franklin Resources, Inc.	54,473
3,100	HCC Insurance Holdings, Inc.	72,571
6,300	Hudson City Bancorp, Inc.	73,080
400	IntercontinentalExchange, Inc.*	22,772
2,700	JPMorgan Chase & Co.	68,877
7,000	Manulife Financial Corp.	115,850
800	MetLife, Inc.	22,984
3,100	People’s United Financial, Inc.	50,716
825	Prudential Financial, Inc.	21,244
4,400	SEI Investments Co.	55,748
2,450	T. Rowe Price Group, Inc.	67,571
525	The Goldman Sachs Group, Inc.	42,383
3,200	Wells Fargo & Co.	60,480

		869,110

	Health Care — 15.6%
540	Abbott Laboratories	29,938
375	Baxter International, Inc.	21,994
1,325	Becton, Dickinson and Co.	96,288
820	C.R. Bard, Inc.	70,167
3,000	Eli Lilly and Co.	110,460
1,900	Forest Laboratories, Inc.*	47,576
1,850	Johnson & Johnson	106,727
1,483	Life Technologies Corp.*	37,757
4,300	Merck & Company, Inc.	122,764
1,800	Novartis AG ADR	74,268
1,720	Novo Nordisk A/S ADR	91,384
900	St. Jude Medical, Inc.*	32,733
3,100	Wyeth	133,206

		975,262

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Industrials — 9.3%
3,350	3M Co.	$180,197
3,800	ABB Ltd. ADR	49,590
1,400	Burlington Northern Santa Fe Corp.	92,750
1,200	Copart, Inc.*	28,908
1,250	Cummins, Inc.	29,975
1,000	Fastenal Co.	34,180
1,600	General Electric Co.	19,408
900	Lincoln Electric Holdings, Inc.	37,053
3,100	McDermott International, Inc.*	32,147
1,300	Rockwell Automation, Inc.	33,852
1,000	Union Pacific Corp.	43,790

		581,850

	Information Technology — 14.5%
2,450	Accenture Ltd., Class A	77,322
700	Apple, Inc.*	63,091
1,700	Automatic Data Processing, Inc.	61,761
3,000	Canon, Inc. ADR	80,880
4,100	Cisco Systems, Inc.*	61,377
1,000	Global Payments, Inc.	34,710
100	Google, Inc., Class A*	33,853
9,000	Intel Corp.	116,100
560	Kyocera Corp. ADR	35,622
3,000	Maxim Integrated Products, Inc.	39,690
2,000	MEMC Electronic Materials, Inc.*	27,200
4,850	Microsoft Corp.	82,935
7,150	Oracle Corp.*	120,334
8,100	Seagate Technology	30,699
3,500	Total System Services, Inc.	44,310

		909,884

	Materials — 2.0%
600	BHP Billiton Ltd. ADR	22,524
1,850	Freeport-McMoRan Copper & Gold, Inc.	46,509
800	Sigma-Aldrich Corp.	28,864
3,800	Yamana Gold, Inc.	30,628

		128,525

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Telecommunication Services — 0.8%
1,850	America Movil S.A.B. de C.V., Series L ADR	$52,744

	Utilities — 3.0%
1,826	Edison International	59,473
1,675	PG&E Corp.	64,772
1,517	Sempra Energy	66,505

		190,750

	Total Common Stocks (Cost $6,798,622)	5,562,652

	MONEY MARKET FUND — 13.6%
852,494	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $852,494)	852,494

	Total Investments — 102.3% (Cost $7,651,116)	6,415,146

	Liabilities Less Other Assets — (2.3%)	(141,715)

	Net Assets — 100.0%	$6,273,431

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Pegasus Mid Cap FundTM
Portfolio of Investments
January 31, 2009 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 89.9%
	Consumer Discretionary — 11.1%
2,415	Abercrombie & Fitch Co., Class A	$43,108
8,525	American Eagle Outfitters, Inc.	76,810
500	Apollo Group, Inc., Class A*	40,730
355	ITT Educational Services, Inc.*	43,491
795	Magna International, Inc., Class A	22,125
7,575	Mattel, Inc.	107,489
3,925	Tiffany & Co.	81,444
1,650	VF Corp.	92,433

		507,630

	Consumer Staples — 9.1%
1,350	Alberto-Culver Co.	33,021
3,425	BJ’s Wholesale Club, Inc.*	98,229
2,045	Bunge Ltd.	87,812
4,100	Hansen Natural Corp.*	137,350
6,875	Tyson Foods, Inc., Class A	60,844

		417,256

	Energy — 6.2%
2,948	ENSCO International, Inc.	80,657
3,120	Helmerich & Payne, Inc.	70,075
5,475	Pioneer Natural Resources Co.	80,154
370	SEACOR Holdings, Inc.*	24,065
2,150	W&T Offshore, Inc.	27,026

		281,977

	Financials — 14.7%
3,100	Annaly Capital Management, Inc.	46,934
5,150	Astoria Financial Corp.	46,762
1,900	Capitol Federal Financial	78,660
9,300	Hudson City Bancorp, Inc.	107,879
5,450	People’s United Financial, Inc.	89,162
5,000	SEI Investments Co.	63,350
3,340	T. Rowe Price Group, Inc.	92,117
1,725	The Hanover Insurance Group, Inc.	69,725
5,500	Unum Group	77,880

		672,469

The FBR Funds
 FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Health Care — 10.8%
355	Bio-Rad Laboratories, Inc., Class A*	$22,557
1,355	C.R. Bard, Inc.	115,947
3,138	Forest Laboratories, Inc.*	78,576
2,425	Kinetic Concepts, Inc.*	58,443
1,030	Lincare Holdings, Inc.*	24,772
1,085	Techne Corp.	65,067
3,400	Varian Medical Systems, Inc.*	126,241

		491,603

	Industrials — 10.9%
3,575	Copart, Inc.*	86,122
2,918	Cummins, Inc.	69,974
925	Equifax, Inc.	22,866
800	Fastenal Co.	27,344
2,100	Graco, Inc.	44,667
1,600	Kubota Corp. ADR	43,328
1,775	Pall Corp.	46,274
3,425	Ritchie Bros. Auctioneers, Inc.	62,883
2,260	Roper Industries, Inc.	92,976

		496,434

	Information Technology — 13.7%
14,850	Activision Blizzard, Inc.*	130,085
4,950	Check Point Software Technologies Ltd.*	112,217
1,845	FactSet Research Systems, Inc.	73,431
2,400	Global Payments, Inc.	83,304
1,500	Ingram Micro, Inc., Class A*	18,405
2,350	Jack Henry & Associates, Inc.	41,830
2,750	Paychex, Inc.	66,798
4,000	QLogic Corp.*	45,280
1,413	TDK Corp. ADR	52,804

		624,154

	Materials — 4.5%
3,875	Compania de Minas Buenaventura S.A.A. ADR	73,005
2,125	Ecolab, Inc.	72,165
1,230	Sigma-Aldrich Corp.	44,378
1,550	Ternium S.A. ADR	14,462

		204,010

The FBR Funds
 FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Telecommunication Services — 1.5%
2,200	Telephone and Data Systems, Inc.	$67,122

	Utilities — 7.4%
2,290	Energen Corp.	66,891
1,425	Pinnacle West Capital Corp.	47,695
1,788	Questar Corp.	60,756
1,400	SCANA Corp.	48,006
1,150	Sempra Energy	50,416
2,100	Westar Energy, Inc.	42,168
1,250	Xcel Energy, Inc.	23,075

		339,007

	Total Common Stocks (Cost $5,230,977)	4,101,662

	MONEY MARKET FUND — 10.5%
478,171	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $478,171)	478,171

	Total Investments — 100.4% (Cost $5,709,148)	4,579,833

	Liabilities Less Other Assets — (0.4%)	(17,750)

	Net Assets — 100.0%	$4,562,083

*	Non-income producing security
ADR	American Depositary Receipts
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Pegasus Small Cap FundTM
Portfolio of Investments
January 31, 2009 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 96.5%
	Consumer Discretionary — 9.6%
2,000	Aéropostale, Inc.*	$42,219
6,800	Chico’s FAS, Inc.*	26,928
2,100	Expedia, Inc.*	18,753
2,050	Interactive Data Corp.	46,760
1,200	Movado Group, Inc.	9,216
65	NVR, Inc.*	27,696
600	Snap-On, Inc.	18,108
200	Strayer Education, Inc.	43,285
750	The Buckle, Inc.	15,863
825	The Gymboree Corp.*	20,213
1,400	The Men’s Wearhouse, Inc.	16,310
1,450	The Timberland Co., Class A*	15,936
1,000	Urban Outfitters, Inc.*	15,580
1,250	Williams-Sonoma, Inc.	9,900
1,175	Wolverine World Wide, Inc.	21,315

		348,082

	Consumer Staples — 6.2%
3,250	Alberto-Culver Co.	79,495
1,150	BJ’s Wholesale Club, Inc.*	32,982
1,400	Ingles Markets, Inc., Class A	19,964
1,000	NBTY, Inc.*	18,870
1,600	The J.M. Smucker Co.	72,240

		223,551

	Energy — 5.8%
900	Concho Resources, Inc.*	22,698
2,890	Denbury Resources, Inc.*	35,374
605	Dril-Quip, Inc.*	14,823
1,150	Goodrich Petroleum Corp.*	33,235
1,350	Penn Virginia Corp.	27,810
600	SEACOR Holdings, Inc.*	39,023
2,950	W&T Offshore, Inc.	37,082

		210,045

	Financials — 17.0%
1,700	Abington Bancorp, Inc.	11,985
1,275	American Financial Group, Inc.	21,650

The FBR Funds
 FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Financials — 17.0% (continued)
3,400	Bank Mutual Corp.	$30,022
667	Bank of Marin Bancorp	13,403
3,650	BankFinancial Corp.	35,150
900	Cape Bancorp, Inc.*	7,722
3,312	Cardinal Financial Corp.	18,382
1,600	Chicopee Bancorp, Inc.*	17,776
3,700	ESSA Bancorp, Inc.	49,357
190	First Citizens BancShares, Inc., Class A	26,573
4,600	Fox Chase Bancorp, Inc.*	45,447
2,565	HCC Insurance Holdings, Inc.	60,046
3,450	Home Federal Bancorp, Inc.	31,016
750	iShares Dow Jones U.S. Real Estate Index Fund	23,513
1,200	Knight Capital Group, Inc., Class A*	21,636
1,400	National Health Investors, Inc.	36,470
800	Odyssey Re Holdings Corp.	37,640
1,475	optionsXpress Holdings, Inc.	16,063
575	ProAssurance Corp.*	27,175
1,700	Validus Holdings Ltd.	38,794
985	Waddell & Reed Financial, Inc., Class A	13,908
1,500	Washington Federal, Inc.	18,420
1,700	Westfield Financial, Inc.	16,371

		618,519

	Health Care — 15.1%
425	Amedisys, Inc.*	17,523
500	Bio-Rad Laboratories, Inc., Class A*	31,770
1,000	Centene Corp.*	17,730
1,450	Cerner Corp.*	48,894
1,000	Dionex Corp.*	50,640
1,870	IDEXX Laboratories, Inc.*	61,336
1,000	Kinetic Concepts, Inc.*	24,100
2,350	King Pharmaceuticals, Inc.*	20,539
2,300	Lincare Holdings, Inc.*	55,315
1,000	Molina Healthcare, Inc.*	17,540
750	National HealthCare Corp.	34,125
1,400	STERIS Corp.	37,240
1,275	Techne Corp.	76,462
1,700	VCA Antech, Inc.*	31,994
1,825	ViroPharma, Inc.*	21,900

		547,108

The FBR Funds
 FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Industrials — 19.8%
960	Acuity Brands, Inc.	$25,795
640	Alexander & Baldwin, Inc.	14,106
775	Arkansas Best Corp.	18,127
1,350	Carlisle Companies, Inc.	25,205
1,575	Ceradyne, Inc.*	35,942
1,500	Covanta Holding Corp.*	25,935
675	Cubic Corp.	18,333
2,300	Genesee & Wyoming, Inc., Class A*	62,490
830	Graco, Inc.	17,654
2,450	Insteel Industries, Inc.	18,865
1,200	KBR, Inc.	16,992
675	Lincoln Electric Holdings, Inc.	27,790
900	Mueller Industries, Inc.	18,108
600	Nordson Corp.	18,126
1,000	Ritchie Bros. Auctioneers, Inc.	18,360
1,250	Robbins & Myers, Inc.	21,613
4,600	Rollins, Inc.	71,759
20	Seaboard Corp.	20,100
1,615	Simpson Manufacturing Company, Inc.	32,413
700	SkyWest, Inc.	10,955
1,150	Terex Corp.*	13,616
1,125	The Toro Co.	33,311
600	Valmont Industries, Inc.	24,348
1,305	Watson Wyatt Worldwide, Inc., Class A	60,682
2,000	Werner Enterprises, Inc.	30,000
1,850	Woodward Governor Co.	38,055

		718,680

	Information Technology — 13.0%
400	CACI International, Inc., Class A*	18,060
825	Cymer, Inc.*	16,830
1,050	Diebold, Inc.	26,019
750	FactSet Research Systems, Inc.	29,850
1,950	Intersil Corp., Class A	18,155
1,500	j2 Global Communications, Inc.*	29,370
2,250	Jack Henry & Associates, Inc.	40,050
500	MAXIMUS, Inc.	18,580
4,050	MICROS Systems, Inc.*	58,320
1,500	NETGEAR, Inc.*	16,680
2,600	Parametric Technology Corp.*	23,400
600	Silicon Laboratories, Inc.*	13,818
1,500	SPSS, Inc.*	38,520

The FBR Funds
 FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Information Technology — 13.0% (continued)
2,350	Sybase, Inc.*	$64,178
2,450	Teradata Corp.*	32,169
2,300	Total System Services, Inc.	29,118

		473,117

	Materials — 4.9%
200	CF Industries Holdings, Inc.	9,400
800	Cliffs Natural Resources, Inc.	18,536
1,500	H.B. Fuller Co.	20,955
800	Kaiser Aluminum Corp.	19,872
800	OM Group, Inc.*	15,504
1,200	Pactiv Corp.*	25,944
500	Terra Industries, Inc.	10,240
3,400	The Valspar Corp.	58,990

		179,441

	Telecommunication Services — 0.5%
548	Telemig Celular Participacoes S.A. ADR	17,646

	Utilities — 4.6%
1,700	El Paso Electric Co.*	28,118
880	Energen Corp.	25,705
3,000	Great Plains Energy, Inc.	57,210
1,850	The Empire District Electric Co.	32,856
1,200	Westar Energy, Inc.	24,096

		167,985

	Total Common Stocks (Cost $4,375,351)	3,504,174

	MONEY MARKET FUND — 6.5%
235,142	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $235,142)	235,142

	Total Investments — 103.0% (Cost $4,610,493)	3,739,316

	Liabilities Less Other Assets — (3.0%)	(109,038)

	Net Assets — 100.0%	$3,630,278

*	Non-income producing security
ADR	American Depositary Receipts
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments
January 31, 2009 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 97.3%
	Consumer Discretionary — 14.0%
1,800	Aéropostale, Inc.*	$37,998
800	Capella Education Co.*	44,264
650	DreamWorks Animation SKG, Inc., Class A*	14,268
750	Fossil, Inc.*	8,655
1,300	Gentex Corp.	10,907
720	ITT Educational Services, Inc.*	88,206
1,025	J. Crew Group, Inc.*	10,250
1,205	lululemon athletica, inc.*	8,194
500	Mohawk Industries, Inc.*	16,055
1,000	Morningstar, Inc.*	34,670
200	Netflix, Inc.*	7,228
1,225	Penn National Gaming, Inc.*	22,846
300	PetMed Express, Inc.*	4,332
750	Priceline.com, Inc.*	50,318
100	Strayer Education, Inc.	21,643
800	Urban Outfitters, Inc.*	12,464

		392,298

	Consumer Staples — 3.4%
275	Energizer Holdings, Inc.*	13,098
1,950	Flowers Foods, Inc.	41,906
1,200	Hansen Natural Corp.*	40,200

		95,204

	Energy — 5.7%
1,300	Alpha Natural Resources, Inc.*	21,216
1,050	Basic Energy Services, Inc.*	10,080
1,900	Cal Dive International, Inc.*	12,046
900	Comstock Resources, Inc.*	34,317
550	Core Laboratories N.V.	36,955
1,150	Stone Energy Corp.*	9,867
1,300	Superior Energy Services, Inc.*	20,254
950	Swift Energy Co.*	14,554

		159,289

	Financials — 10.9%
1,300	Abington Bancorp, Inc.	9,165
100	First Citizens BancShares, Inc., Class A	13,986
1,500	Flagstone Reinsurance Holdings Ltd.	12,585
2,350	Fox Chase Bancorp, Inc.*	23,218
1,245	Investment Technology Group, Inc.*	26,992
100	Markel Corp.*	27,003
600	Odyssey Re Holdings Corp.	28,230

The FBR Funds
 FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Financials — 10.9% (continued)
1,725	optionsXpress Holdings, Inc.	$18,785
2,750	SEI Investments Co.	34,843
1,000	Stifel Financial Corp.*	35,039
2,000	thinkorswim Group, Inc.*	15,040
3,700	TradeStation Group, Inc.*	20,387
1,625	Waddell & Reed Financial, Inc., Class A	22,945
600	Zenith National Insurance Corp.	16,824

		305,042

	Health Care — 21.8%
375	Alexion Pharmaceuticals, Inc.*	13,826
500	AMERIGROUP Corp.*	13,985
700	BioMarin Pharmaceutical, Inc.*	13,482
325	Bio-Rad Laboratories, Inc., Class A*	20,651
1,730	Cerner Corp.*	58,336
775	CorVel Corp.*	13,671
800	Crucell N.V. ADR*	14,536
1,500	Cypress Bioscience, Inc.*	12,750
725	Gen-Probe, Inc.*	32,640
1,865	IDEXX Laboratories, Inc.*	61,171
500	Isis Pharmaceuticals, Inc.*	7,065
1,950	Kinetic Concepts, Inc.*	46,995
2,475	Lincare Holdings, Inc.*	59,523
1,100	MEDNAX, Inc.*	36,927
2,450	Patterson Companies, Inc.*	45,056
600	Pharmaceutical Product Development, Inc.	14,334
400	Regeneron Pharmaceuticals, Inc.*	6,992
850	ResMed, Inc.*	33,915
980	Techne Corp.	58,771
175	United Therapeutics Corp.*	11,891
1,900	VCA Antech, Inc.*	35,758

		612,275

	Industrials — 14.4%
400	AeroVironment, Inc.*	14,824
500	CLARCOR, Inc.	15,170
1,850	Copart, Inc.*	44,567
750	Crane Co.	13,065
1,375	Genessee & Wyoming, Inc., Class A*	37,359
1,500	JetBlue Airways Corp.*	8,445
800	Kaydon Corp.	21,760
2,175	KBR, Inc.	30,798
2,600	Knight Transportation, Inc.	34,684
600	L.B. Foster Co.*	15,834
1,200	Layne Christensen Co.*	18,936
750	Lennox International, Inc.	21,083

The FBR Funds
 FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Industrials — 14.4% (continued)
300	Lincoln Electric Holdings, Inc.	$12,351
1,200	Ritchie Bros. Auctioneers, Inc.	22,032
400	Valmont Industries, Inc.	16,232
1,000	Watson Wyatt Worldwide, Inc., Class A	46,499
1,425	Woodward Governor Co.	29,312

		402,951

	Information Technology — 24.4%
525	ANSYS, Inc.*	13,052
900	Blackbaud, Inc.	10,017
1,990	CommScope, Inc.*	28,696
3,175	Compuware Corp.*	20,638
675	Concur Technologies, Inc.*	16,666
525	FactSet Research Systems, Inc.	20,895
1,400	Fidelity National Information Services, Inc.	22,274
1,400	Global Payments, Inc.	48,593
950	Hittite Microwave Corp.*	24,339
3,850	Informatica Corp.*	49,125
2,677	Jack Henry & Associates, Inc.	47,651
1,500	JDA Software Group, Inc.*	16,800
1,900	Metavante Technologies, Inc.*	27,569
350	Mettler-Toledo International, Inc.*	23,303
3,095	MICROS Systems, Inc.*	44,568
2,100	Parametric Technology Corp.*	18,900
2,200	Perot Systems Corp., Class A*	28,578
1,125	Polycom, Inc.*	15,806
1,725	QLogic Corp.*	19,527
1,275	Quality Systems, Inc.	47,532
2,525	Quest Software, Inc.*	31,487
1,200	SPSS, Inc.*	30,816
1,400	Sybase, Inc.*	38,234
885	Syntel, Inc.	19,072
3,300	Take-Two Interactive Software, Inc.*	23,166

		687,304

	Materials — 1.6%
900	Allegheny Technologies, Inc.	19,881
1,125	Balchem Corp.	25,121

		45,002

	Telecommunication Services — 1.1%
1,550	SBA Communications Corp., Class A*	30,845

	Total Common Stocks (Cost $3,553,287)	2,730,210

The FBR Funds
 FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	MONEY MARKET FUND — 3.6%
102,202	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $102,202)	$102,202

	Total Investments — 100.9% (Cost $3,655,489)	2,832,412

	Liabilities Less Other Assets — (0.9%)	(26,505)

	Net Assets — 100.0%	$2,805,907

*	Non-income producing security
ADR	American Depositary Receipts

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Focus Fund
Portfolio of Investments
January 31, 2009 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 90.9%
	Consumer Discretionary — 48.6%
5,791,474	99 Cents Only Stores* †	$48,532,552
1,600,000	Bally Technologies, Inc.*	32,304,000
3,127,088	CarMax, Inc.*	25,861,018
191,007	Isle of Capri Casinos, Inc.*	540,550
1,830,000	Lamar Advertising Co., Class A*	16,488,300
992,000	Monarch Casino & Resort, Inc.* †	10,158,080
1,622,076	O’Reilly Automotive, Inc.*	47,153,749
4,100,000	Penn National Gaming, Inc.* †	76,465,001
1,621,407	Pinnacle Entertainment, Inc.*	10,993,139
1,725,000	Pool Corp.	27,341,250

		295,837,639

	Consumer Staples — 3.2%
1,700,000	Alimentation Couche-Tard, Inc., Class B	19,552,040

	Financials — 17.1%
1,401,180	AmeriCredit Corp.*	6,599,558
80	Berkshire Hathaway, Inc., Class B*	239,120
671,513	Encore Capital Group, Inc.*	3,532,158
171,895	Enstar Group Ltd.*	9,308,114
1,667,025	Flagstone Reinsurance Holdings Ltd.	13,986,340
401,842	HFF, Inc., Class A*	884,052
255,400	Markel Corp.*	68,965,662
173,137	White River Capital, Inc.*	1,056,136

		104,571,140

	Industrials — 6.7%
850,000	American Woodmark Corp.†	12,792,500
736,824	Dynamex, Inc.* †	8,164,010
183,200	Iron Mountain, Inc.*	3,748,272
800,000	Simpson Manufacturing Company, Inc.	16,056,000

		40,760,782

	Telecommunication Services — 15.3%
3,074,000	American Tower Corp., Class A*	93,265,160

	Total Common Stocks (Cost $641,676,490)	553,986,761

The FBR Funds
 FBR Focus Fund
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	MONEY MARKET FUND — 9.3%
57,002,903	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $57,002,903)	$57,002,903

	Total Investments — 100.2% (Cost $698,679,393)	610,989,664
	Liabilities Less Other Assets — (0.2%)	(949,827)

	Net Assets — 100.0%	$610,039,837

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Large Cap Financial Fund
Portfolio of Investments
January 31, 2009 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 49.8%
	Capital Markets — 7.7%
30,000	Morgan Stanley	$606,900
4,000	Northern Trust Corp.	230,080
1,000	State Street Corp.	23,270
7,000	The Goldman Sachs Group, Inc.	565,110

		1,425,360

	Commercial Banks — 12.4%
22,000	Comerica, Inc.	366,520
2,000	Fifth Third Bancorp	4,780
73,000	KeyCorp	531,440
11,000	M&T Bank Corp.	428,010
1,000	Marshall & Ilsley Corp.	5,710
30,000	Regions Financial Corp.	103,800
15,000	SunTrust Banks, Inc.	183,900
1,000	The PNC Financial Services Group, Inc.	32,520
21,000	U.S. Bancorp	311,640
17,000	Wells Fargo & Co.	321,300

		2,289,620

	Consumer Finance — 0.1%
1,000	Capital One Financial Corp.	15,840

	Diversified Financial Services — 5.1%
60,000	Bank of America Corp.	394,800
10,000	Citigroup, Inc.	35,500
20,000	JPMorgan Chase & Co.	510,200

		940,500

	Insurance — 17.1%
10,000	ACE Ltd.	436,600
4,000	Aflac, Inc.	92,840
160	Berkshire Hathaway, Inc., Class B*	478,240
30,000	Fidelity National Financial, Inc., Class A	438,600
1,000	Manulife Financial Corp.	16,550
18,000	MetLife, Inc.	517,140
19,000	Prudential Financial, Inc.	489,250
10,000	The Allstate Corp.	216,700
13,000	The Travelers Companies, Inc.	502,320

		3,188,240

The FBR Funds
 FBR Large Cap Financial Fund
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	IT Services — 0.7%
1,000	MasterCard, Inc., Class A	$135,780

	Real Estate Investment Trusts — 2.9%
35,000	Annaly Capital Management, Inc.	529,900

	Thrifts and Mortgage Finance — 3.8%
35,000	Hudson City Bancorp, Inc.	406,000
10,000	New York Community Bancorp, Inc.	132,500
10,000	People’s United Financial, Inc.	163,600

		702,100

	Total Common Stocks (Cost $10,960,862)	9,227,340

	MONEY MARKET FUND — 49.3%
9,125,348	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $9,125,348)	9,125,348

	Total Investments — 99.1% (Cost $20,086,210)	18,352,688

	Other Assets Less Liabilities — 0.9%	167,364

	Net Assets — 100.0%	$18,520,052

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Small Cap Financial Fund
Portfolio of Investments
January 31, 2009 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 37.9%
	Commercial Banks — 10.7%
77,849	1st Source Corp.	$1,385,712
66,905	Bancorp Rhode Island, Inc.	1,312,676
10,000	BancorpSouth, Inc.	189,000
175,813	Cape Bancorp, Inc.*	1,508,476
12,500	Center Bancorp, Inc.	91,375
65,000	Central Pacific Financial Corp.	437,450
600	Chicopee Bancorp, Inc.*	6,666
81,900	Comerica, Inc.	1,364,454
225,000	Fifth Third Bancorp	537,750
10,000	First Horizon National Corp.	95,200
60,000	FirstMerit Corp.	970,200
125,000	Huntington Bancshares, Inc.	360,000
12,000	IBERIABANK Corp.	508,680
127,403	Independent Bank Corp.	2,362,052
65,000	Investors Bancorp, Inc.*	694,200
18,831	Northrim BanCorp, Inc.	189,440
61,887	Pacific Premier Bancorp, Inc.*	222,793
39,026	State Bancorp, Inc.	234,156
40,000	SVB Financial Group*	830,800
50,000	Synovus Financial Corp.	198,000
45,000	TCF Financial Corp.	557,550
70,000	The Colonial BancGroup, Inc.	55,300
110,000	The South Financial Group, Inc.	206,800
5,000	UMB Financial Corp.	193,700
287,200	Webster Financial Corp.	1,200,496
85,500	Western Alliance Bancorp.*	650,655
80,000	Zions Bancorp.	1,193,600

		17,557,181

	Diversified Financial Services — 0.4%
215,000	CIT Group, Inc.	599,850

	Household Durables — 1.1%
85,000	Centex Corp.	723,350
90,000	D.R. Horton, Inc.	536,400
70,000	Lennar Corp., Class A	538,300

		1,798,050

	Real Estate Investment Trusts — 5.6%
15,750	Annaly Capital Management, Inc.	238,455
230,850	Anworth Mortgage Asset Corp.	1,431,270
108,850	Capstead Mortgage Corp.	1,161,430
515,000	Chimera Investment Corp.	1,699,500
329,250	MFA Mortgage Investments, Inc.	1,886,603
218,514	Redwood Trust, Inc.	2,772,942

		9,190,200

The FBR Funds
 FBR Small Cap Financial Fund
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Thrifts and Mortgage Finance — 20.1%
100,000	Astoria Financial Corp.	$908,000
394,092	Bank Mutual Corp.	3,479,832
11,927	BankFinancial Corp.	114,857
5,000	Beneficial Mutual Bancorp, Inc.*	47,900
250,000	Brookline Bancorp, Inc.	2,417,500
37,600	Capitol Federal Financial	1,556,640
380,862	Danvers Bancorp, Inc.	4,795,052
154,264	Dime Community Bancshares, Inc.	1,550,353
117,821	Flushing Financial Corp.	933,142
99,431	Hingham Institution for Savings	2,515,604
380,000	Hudson City Bancorp, Inc.	4,408,000
95,000	NewAlliance Bancshares, Inc.	1,044,050
40,000	Northwest Bancorp, Inc.	742,400
58,450	OceanFirst Financial Corp.	749,329
181,643	Parkvale Financial Corp.	2,228,760
99,525	People’s United Financial, Inc.	1,628,229
49,600	Provident Financial Services, Inc.	542,128
116,734	Washington Federal, Inc.	1,433,494
84,523	WSFS Financial Corp.	2,180,693

		33,275,963

	Total Common Stocks (Cost $80,623,215)	62,421,244

	MONEY MARKET FUND — 61.0%
100,474,410	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $100,474,410)	100,474,410

	Total Investments — 98.9% (Cost $181,097,624)	162,895,654

	Other Assets Less Liabilities — 1.1%	1,732,486

	Net Assets — 100.0%	$164,628,140

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Technology Fund
Portfolio of Investments
January 31, 2009 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 75.5%
	Capital Goods — 13.4%
15,600	ABB Ltd. ADR	$203,580
2,935	Cummins, Inc.	70,381
605	First Solar, Inc.*	86,394
3,120	General Dynamics Corp.	176,998
1,225	Goodrich Corp.	47,359
1,835	Precision Castparts Corp.	119,183
1,850	Quanta Services, Inc.*	39,553
1,162	SunPower Corp., Class B*	30,700
5,485	Vestas Wind Systems A/S ADR*	90,228

		864,376

	Health Care Equipment and Services — 5.8%
2,110	Becton, Dickinson and Co.	153,333
1,205	Cerner Corp.*	40,633
3,475	Covidien Ltd.	133,231
450	Intuitive Surgical, Inc.*	46,454

		373,651

	Pharmaceuticals, Biotechnology and Life Sciences — 21.8%
2,635	Biogen Idec, Inc.*	128,193
2,850	Bristol-Myers Squibb Co.	61,019
1,050	Covance, Inc.*	40,530
2,425	Forest Laboratories, Inc.*	60,722
2,790	Genentech, Inc.*	226,659
2,010	Genzyme Corp.*	138,528
3,175	Gilead Sciences, Inc.*	161,194
2,075	Johnson & Johnson	119,707
1,195	Life Technologies Corp.*	30,425
4,545	Merck & Company, Inc.	129,760
2,945	Novartis AG ADR	121,511
2,175	Pharmaceutical Product Development, Inc.	51,961
2,890	Wyeth	124,183

		1,394,392

	Retailing — 2.6%
2,875	Amazon.com, Inc.*	169,108

	Semiconductors and Semiconductor Equipment — 4.9%
16,000	Intel Corp.	206,400
7,400	Marvell Technology Group Ltd.*	53,946
4,000	MEMC Electronic Materials, Inc.*	54,400

		314,746

The FBR Funds
 FBR Technology Fund
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Software and Services — 10.0%
3,675	Amdocs Ltd.*	$62,181
240	Baidu.com, Inc. ADR*	30,905
1,605	Check Point Software Technologies Ltd.*	36,385
4,375	Cognizant Technology Solutions Corp., Class A*	81,944
990	Global Payments, Inc.	34,363
575	Google, Inc., Class A*	194,654
1,185	salesforce.com, inc.*	31,533
2,960	VMware, Inc., Class A*	61,272
9,600	Yahoo!, Inc.*	112,608

		645,845

	Technology, Hardware and Equipment — 16.5%
2,293	Apple, Inc.*	206,668
15,275	Corning, Inc.	154,430
2,275	Dolby Laboratories, Inc., Class A*	58,149
19,600	EMC Corp.*	216,384
7,775	Juniper Networks, Inc.*	110,094
24,950	Motorola, Inc.	110,529
2,870	Research In Motion Ltd.*	158,998
3,125	Western Digital Corp.*	45,875

		1,061,127

	Telecommunication Services — 0.5%
830	United States Cellular Corp.*	34,819

	Total Common Stocks (Cost $5,568,895)	4,858,064

	MONEY MARKET FUND — 24.5%
1,578,384	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $1,578,384)	1,578,384

	Total Investments — 100.0% (Cost $7,147,279)	6,436,448

	Liabilities Less Other Assets — N.M.	(624)

	Net Assets — 100.0%	$6,435,824

*	Non-income producing security
ADR	American Depositary Receipts
N.M.	Not meaningful

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Gas Utility Index Fund
Portfolio of Investments
January 31, 2009 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 98.2%
	Electric Utilities — 12.9%
700	ALLETE, Inc.	$21,770
76,537	Duke Energy Corp.	1,159,536
272,190	E.ON AG ADR	8,718,246
3,015	Entergy Corp.	230,225
64,325	Exelon Corp.	3,487,702
270,900	Iberdrola S.A. ADR	8,341,011
6,678	MGE Energy, Inc.	214,030
25,000	Northeast Utilities	595,000
12,825	NV Energy, Inc.	137,612
11,266	Pepco Holdings, Inc.	200,647
5,075	The Empire District Electric Co.	90,132
4,505	UniSource Energy Corp.	127,221

		23,323,132

	Gas Utilities — 25.0%
116,250	AGL Resources, Inc.	3,583,988
167,150	Atmos Energy Corp.	4,103,532
9,365	Chesapeake Utilities Corp.	271,304
1,425	Corning Natural Gas Corp.*	21,054
6,007	Delta Natural Gas Company, Inc.	144,168
43,525	Energen Corp.	1,271,365
7,010	Energy West, Inc.	61,898
94,500	Equitable Resources, Inc.	3,234,735
95,100	National Fuel Gas Co.	2,849,196
56,450	New Jersey Resources Corp.	2,263,081
81,650	Nicor, Inc.	2,793,247
50,800	Northwest Natural Gas Co.	2,181,352
136,700	ONEOK, Inc.	3,994,374
143,950	Piedmont Natural Gas Company, Inc.	3,729,745
134,100	Questar Corp.	4,556,717
4,193	RGC Resources, Inc.	108,389
49,260	South Jersey Industries, Inc.	1,837,398
82,400	Southwest Gas Corp.	2,122,624
36,550	The Laclede Group, Inc.	1,659,005
68,925	UGI Corp.	1,748,627
89,100	WGL Holdings, Inc.	2,860,110

		45,395,909

	Independent Power Producers and Energy Traders — 0.3%
19,750	Constellation Energy Group, Inc.	519,425

	Multi-Utilities — 38.0%
22,375	Alliant Energy Corp.	645,071
24,125	Ameren Corp.	802,156
19,225	Avista Corp.	366,044
16,650	Black Hills Corp.	441,225
239,600	CenterPoint Energy, Inc.	3,205,848

The FBR Funds
 FBR Gas Utility Index Fund
Portfolio of Investments (continued)
January 31, 2009 (unaudited)

SHARES		VALUE

	Multi-Utilities — 38.0% (continued)
6,550	CH Energy Group, Inc.	$331,299
124,350	CMS Energy Corp.	1,461,113
83,875	Consolidated Edison, Inc.	3,417,906
252,900	Dominion Resources, Inc.	8,897,022
43,025	DTE Energy Co.	1,484,363
59,171	Integrys Energy Group, Inc.	2,470,389
94,400	MDU Resources Group, Inc.	1,877,616
194,961	National Grid PLC ADR	9,096,880
315,750	NiSource, Inc.	3,056,460
21,376	NorthWestern Corp.	517,513
20,825	NSTAR	704,302
187,925	PG&E Corp.	7,267,060
22,325	PNM Resources, Inc.	224,143
214,500	Public Service Enterprise Group, Inc.	6,771,765
69,000	Puget Energy, Inc.	2,028,600
201,425	Sempra Energy	8,830,472
47,275	TECO Energy, Inc.	567,773
50,655	Vectren Corp.	1,306,392
27,025	Wisconsin Energy Corp.	1,204,775
103,050	Xcel Energy, Inc.	1,902,303

		68,878,490

	Oil, Gas and Consumable Fuels — 22.0%
81,550	Cheniere Energy, Inc.*	287,056
783,050	El Paso Corp.	6,405,349
275,685	Enbridge, Inc.	9,042,467
185,157	Southern Union Co.	2,386,674
602,618	Spectra Energy Corp.	8,743,987
305,850	The Williams Companies, Inc.	4,327,778
324,300	TransCanada Corp.	8,707,455

		39,900,766

	Total Common Stocks (Cost $125,095,908)	178,017,722

	MONEY MARKET FUND — 2.0%
3,622,385	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $3,622,385)	3,622,385

	Total Investments — 100.2% (Cost $128,718,293)	181,640,107
	Liabilities Less Other Assets — (0.2%)	(336,581)

	Net Assets — 100.0%	$181,303,526

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Fund for Government Investors
Portfolio of Investments
January 31, 2009 (unaudited)

			MATURITY
PAR		RATE	DATE	VALUE

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 82.8%
	Federal Home Loan Bank — 51.8%
$12,000,000	FHLB	2.56%	2/13/09	$11,998,841
12,000,000	FHLB	2.9	3/24/09	12,027,032
10,000,000	FHLB	3.0	4/15/09	10,031,226
6,000,000	FHLB	1.98	6/30/09	6,036,045
10,000,000	FHLB Discount Note*	0.51	7/27/09	9,975,067

				50,068,211

	Federal Home Loan Mortgage Corporation — 18.6%
12,000,000	Freddie Mac Discount Note*	2.0	2/23/09	11,985,333
6,000,000	Freddie Mac Discount Note*	0.47	6/15/09	5,989,503

				17,974,836

	Federal National Mortgage Association — 12.4%
8,000,000	FNMA	4.795**	2/17/09	8,015,138
4,000,000	FNMA	3.125	3/16/09	4,009,862

				12,025,000

	MONEY MARKET FUNDS — 16.9%
1,834,235	JPMorgan 100% U.S. Treasury Securities Money Market Fund			1,834,235
14,488,851	JPMorgan U.S. Government Money Market Fund			14,488,851

				16,323,086

	Total Investments — 99.7% (Amortized Cost $96,391,133)†			96,391,133

	Other Assets Less Liabilities — 0.3%			330,978

	Net Assets — 100.0%			$96,722,111

*	Interest rates for the discount notes represent the yield to maturity at the date of purchase.
**	Indexed security - The rates of interest earned on this security are tied to the Consumer Price Index. The coupon rate is as of January 31, 2009.
†	Same cost is used for federal income tax purposes.

Weighted Average Maturity of Portfolio: 58 Days

See accompanying Notes to Portfolio of Investments

The FBR Funds
Notes to Portfolios of Investments
January 31, 2009
(unaudited)

1. Accounting Policies

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of January 31, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

Investments in Securities:
Pegasus Fund	$ 6,415,146	$ —	$ —
Pegasus Mid Cap Fund	4,579,833	—	—
Pegasus Small Cap Fund	3,739,316	—	—
Pegasus Small Cap Growth Fund	2,832,412	—	—
Focus Fund	610,989,664	—	—
Large Cap Financial Fund	18,352,688	—	—
Small Cap Financial Fund	162,895,654	—	—
Technology Fund	6,436,448	—	—
Gas Utility Index Fund	181,640,107	—	—
Fund for Government Investors	16,323,086	80,068,047	—

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements — The Funds have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which FBR Fund Advisers, Inc. (the “Adviser”) considers creditworthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2. Investments in Affiliates

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended January 31, 2009, is noted below:

	SHARE ACTIVITY

	Balance			Balance	Realized		Value	Acquisition
	10/31/2008	Purchases	Sales	1/31/2009	Gain	Dividends	1/31/2009	Cost
Affiliate

FBR Focus Fund
99 Cents Only Stores	5,791,474	—	—	5,791,474	—	$—	$48,532,552	$66,728,709
American Woodmark Corp.	850,000	—	—	850,000	—	76,500	12,792,500	27,527,533
Dyanmex, Inc.	598,610	138,214		736,824	—	—	8,164,010	13,051,095
Monarch Casino & Resort, Inc.	992,000	—	—	992,000	—	—	10,158,080	4,511,967
Penn National Gaming, Inc.	4,100,000	—	—	4,100,000	—	—	76,465,000	77,594,148

3. Federal Tax Information

As of January 31, 2009, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Pegasus Fund	$ 7,669,565	$ 112,028	$ (1,366,447)	$ (1,254,419)
Pegasus Mid Cap Fund	5,717,763	133,282	(1,271,212)	(1,137,930)
Pegasus Small Cap Fund	4,619,286	51,085	(931,055)	(879,970)
Pegasus Small Cap Growth Fund	3,667,496	91,702	(926,786)	(835,084)
Focus Fund	698,679,393	137,639,570	(225,329,300)	(87,689,729)
Large Cap Financial Fund	20,181,402	370,144	(2,198,858)	(1,828,714)
Small Cap Financial Fund	181,893,746	1,942,442	(20,940,534)	(18,998,092)
Technology Fund	7,204,820	204,303	(972,675)	(768,372)
Gas Utility Index Fund	139,716,897	60,183,018	(18,259,808)	41,923,210
Fund for Government Investors	96,391,133	-	-	-

ITEM 2.  CONTROLS AND PROCEDURES

(a)  The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)  A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	3/30/2009

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	3/30/2009

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	3/30/2009

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds